Goodwill	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Goodwill [abstract]
Goodwill
6.	Goodwill

The carrying amount of goodwill allocated to each of the CGU is as follows:

	Year ended	Six months ended
	31/12/2018	30/06/2019
	US$’000	US$’000

Reebonz Korea	834	834
Invitree	670	670
Translation difference	38	44

Total	1,542	1,548

Impairment

Goodwill is tested for impairment annually (as at 31 December) and when circumstances indicate the carrying value may be impaired. The Group’s impairment test for goodwill is based on value-in-use calculations. The key assumptions used to determine the recoverable amount for the different cash generating units were disclosed in the annual consolidated financial statements for the year ended 31 December 2018.

As at 30 June 2019 (30 June 2018), there were no circumstances that indicated that the carrying value of goodwill may be impaired.

Information about subsidiaries

The consolidated financial statements of the Group include:

Name of significant subsidiaries	Principal activity	Country of business/ incorporation	Percentage of ownership interest
			Year ended	Six months ended
			31/12/2018	30/06/2019
			%	%
Held by the Company

Reebonz Pty. Ltd. (“Reebonz Australia”)	Provide marketing support and sale of luxury products	Australia	100	100

Reebonz Korea Co., Ltd. (“Reebonz Korea”)*	Import, export, wholesale, retail and rental of luxury products	Korea	58.4	58.4

Held by Reebonz Korea

Invitree Co., Ltd. (“Invitree”)	Sale of luxury products	Korea	90	90

Material partly-owned subsidiaries

The Group has the following subsidiaries that has NCI that is material to the Group.

Name of Subsidiaries	Principal place of business	Proportion of ownership interest held by NCI	Profit/(Loss) allocated to NCI during the reporting period	Accumulated NCI at the end of reporting period
		%	US$’000	US$’000
Held by Reebonz Holding Limited

31 December 2018
Reebonz Korea	Korea	41.6	63	2,323

30 June 2019
Reebonz Korea	Korea	41.6	(49)	2,183

Held by Reebonz Korea

31 December 2018
Invitree Co., Ltd	Korea	47.4	(277)	(2,081)

30 June 2019
Invitree Co., Ltd	Korea	47.4	(90)	(2,076)

Summarized financial information about subsidiaries with material NCI

Summarized financial information including goodwill on acquisition and consolidation adjustments but before intercompany eliminations of subsidiaries with material NCIs are as follows:

	Year ended	Six months ended
Reebonz Korea sub-group	31/12/2018	30/06/2019
	US$’000	US$’000
Summarized statement of financial position
Current assets	3,728	2,625
Non-current assets	155	481
Goodwill	1,542	1,548
Current liabilities	(3,020)	(2,420)
Non-current liabilities	(297)	(458)
Total surplus	2,108	1,776

Attributable to NCI, allocated according to changes in equity interest during the year	242	107

	Year ended	Six months ended
Reebonz Korea sub-group	31/12/2018	30/06/2019
	US$’000	US$’000
Summarized statement of comprehensive income
Revenue	21,841	12,485
Loss for the year	(416)	(309)
Other comprehensive income	9	2
Total comprehensive loss	(407)	(307)

Attributable to NCI, allocated according to changes in equity interest during the year	(214)	(139)

Summarized cash flow information
Operating	(3,543)	(161)
Investing	(7)	(359)
Financing	3,597	365
Net increase in cash and cash equivalents	47	(155)

7	Goodwill

The carrying amount of goodwill allocated to each of the CGU is as follows:

	31/12/2017	31/12/2018
	US$’000	US$’000
Reebonz Korea	834	834
Invitree	670	670
Translation difference	64	38
	1,568	1,542

The Group performed its annual impairment test on 31 December 2018 and 2017 respectively.

The recoverable amounts of the CGUs have been determined based on value in use calculations using the cash flow projections approved by management covering a five-year period. The growth rate beyond the five-year period did not exceed the long-term average growth rate of the business in which the CGU operates in. The pre-tax discount rate applied to the cash flow projections and the forecasted growth rates used to extrapolate cash flow projections beyond the five-year period are stated below. As the recoverable amounts of the CGUs are estimated to be higher than the carrying amounts by US$20,273,000 (2017: US$32,012,000), no impairment losses were recognized for the years ended 31 December 2018 and 2017.

	31/12/2017			31/12/2018
	Revenue CAGR*	Terminal Growth rates	Pre-tax discount rates	Revenue CAGR*	Terminal Growth rates	Pre-tax discount rates
	%	%	%	%	%	%
Reebonz Korea	15.6	3.0	17.8	16.7	3.0	16.5
Invitree	15.6	3.0	17.3	12.3	3.0	15.9

*	Revenue CAGR relates to the revenue compounded annual growth rate for the five-year cash flow projection period.

The calculations of value in use for the CGUs are most sensitive to the following assumption:

a)	Revenue — Revenue was projected taking into account the average growth levels experienced over the past five years and the estimated sales volume and price growth for the next five years.

Sensitivity to changes in assumption

The implications of the key assumption of the recoverable amount are discussed below:

a)	Revenue — Decreased demand can lead to a decline in revenue. A decrease in the forecasted annual revenue of Reebonz Korea and Invitree by 8% and 7% respectively (31/12/2017: of Reebonz Korea and Invitree by 9% and 12% respectively) would result in impairment.

Information about subsidiaries

The consolidated financial statements of the Group include:

Name of significant subsidiaries	Principal activity	Principal place of business/ Country of incorporation	Percentage of ownership interest
			31/12/2017	31/12/2018
			%	%
Held by the Company
Reebonz Limited	Import, export, wholesale and retail of luxury products	Singapore	100	100
Draper Oakwood Technology Acquisition, Inc. (“DOTA”)	Special purpose acquisition	United States of America	—	100
Held by Reebonz Limited
Reebonz Pty. Ltd. (“Reebonz Australia”)	Provide marketing support and sale of luxury products	Australia	100	100
Reebonz Korea Co., Ltd. (“Reebonz Korea”)*	Import, export, wholesale, retail and rental of luxury products	Korea	49.2	58.4
Held by Reebonz Korea
Invitree Co., Ltd. (“Invitree”)	Sale of luxury products	Korea	90	90

*	The Company is entitled to appoint and has the majority of directors who direct key activities of the entity. The Company concluded that it has control over Reebonz Korea as it has power to direct the relevant activities of Reebonz Korea and is exposed to the variable. During the year, the Group increased its shareholding in Reebonz Korea from 49.2% to 58.4%. Refer to Note 30 for further details.